Equity - Additional Information (Detail) ₨ / shares in Units, ₨ in Millions		12 Months Ended
	Nov. 09, 2022 $ / shares	Mar. 31, 2021 INR (₨) shares	Mar. 31, 2023 $ / shares shares	Mar. 31, 2023 ₨ / shares shares	Mar. 31, 2022 $ / shares shares	Mar. 31, 2022 ₨ / shares shares	Mar. 31, 2021 $ / shares shares
Disclosure of classes of share capital [line items]
Par value per share | ₨ / shares				₨ 2
Number of shares issued includes partly paid up shares			570	570	570	570	570
Class of warrants or rights exercise price | $ / shares					$ 2		$ 2
Number of shares for every depository receipt	5
Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Authorized share capital			4,000,000,000	4,000,000,000	4,000,000,000	4,000,000,000	4,000,000,000
Par value per share | $ / shares			$ 2
Class of warrants or rights number of shares issuable on exercise of warrants			492,559	492,559	492,559	492,559	492,559
Class of warrants or rights exercise price | $ / shares			$ 2
'A' Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Authorized share capital			1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Par value per share | $ / shares			$ 2
Class of warrants or rights number of shares issuable on exercise of warrants					233,214	233,214	233,214
Class of warrants or rights exercise price | $ / shares					$ 2		$ 2
'A' Ordinary shares [Member] | NEW YORK STOCK EXCHANGE, INC. [Member] | Delisting [Member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares	$ 2
Number of days from the filing date after which deregistration shall be effective	90 days
Convertible cumulative preference shares [Member]
Disclosure of classes of share capital [line items]
Authorized share capital			300,000,000	300,000,000	300,000,000	300,000,000	300,000,000
Par value per share | ₨ / shares						₨ 100
Convertible Warrants Converted Into Ordinary Shares [Member] | Tata Sons Private Limited [Member] | Preferential Allotment [Member]
Disclosure of classes of share capital [line items]
Proceeds from equity and convertible warrants | ₨		₨ 26,025.1
Warrants Converted Into Equity Shares		231,333,871